Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	13-5578494
Plan number	002
Current Value	$ 43,438
Notes receivable from participants, current value	830
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,522
Common collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,313
Principal Life Insurance Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 577
Common Stock of Northfield Bancorp, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	281,962	302,947
Current Value	$ 3,223
Self-directed brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,803
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	8.50%
Investment, Identifier [Axis]: Common/Collective Trusts | International Growth Fund II
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	22,640
Current Value	$ 369
Investment, Identifier [Axis]: Common/Collective Trusts | Pioneer Bond Fund Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	15,898
Current Value	$ 197
Investment, Identifier [Axis]: Common/Collective Trusts | Wilmington Trust Collective Investment Trust Large Cap
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	28,717
Current Value	$ 747
Investment, Identifier [Axis]: Guaranteed Annuity Contract | Northfield Bancorp, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	281,962
Investment, Identifier [Axis]: Mutual funds | Calvert US Large Cap Core Responsible Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	8,814
Current Value	$ 493
Investment, Identifier [Axis]: Mutual funds | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	12,697
Current Value	$ 3,018
Investment, Identifier [Axis]: Mutual funds | Fidelity Emerging Markets Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	18,821
Current Value	$ 258
Investment, Identifier [Axis]: Mutual funds | Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	6,747
Current Value	$ 410
Investment, Identifier [Axis]: Mutual funds | Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	16,628
Current Value	$ 614
Investment, Identifier [Axis]: Mutual funds | Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	17,700
Current Value	$ 548
Investment, Identifier [Axis]: Mutual funds | Fidelity US Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	19,257
Current Value	$ 203
Investment, Identifier [Axis]: Mutual funds | JPMorgan Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	21,184
Current Value	$ 1,831
Investment, Identifier [Axis]: Mutual funds | Lord Abbett Bond-Debenture Fund Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	20,480
Current Value	$ 149
Investment, Identifier [Axis]: Mutual funds | Nuveen Lifecycle Index 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	27,399
Current Value	$ 487
Investment, Identifier [Axis]: Mutual funds | Nuveen Lifecycle Index Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	15,898
Current Value	$ 277
Investment, Identifier [Axis]: Mutual funds | TIAA-CREF Lifecycle Index 2020 Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	37,978
Current Value	$ 758
Investment, Identifier [Axis]: Mutual funds | TIAA-CREF Lifecycle Index 2025 Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	150,896
Current Value	$ 3,475
Investment, Identifier [Axis]: Mutual funds | TIAA-CREF Lifecycle Index 2030 Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	194,475
Current Value	$ 5,216
Investment, Identifier [Axis]: Mutual funds | TIAA-CREF Lifecycle Index 2035 Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	119,071
Current Value	$ 3,596
Investment, Identifier [Axis]: Mutual funds | TIAA-CREF Lifecycle Index 2040 Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	153,821
Current Value	$ 5,155
Investment, Identifier [Axis]: Mutual funds | TIAA-CREF Lifecycle Index 2045 Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	74,510
Current Value	$ 2,676
Investment, Identifier [Axis]: Mutual funds | TIAA-CREF Lifecycle Index 2050 Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	58,801
Current Value	$ 2,167
Investment, Identifier [Axis]: Mutual funds | TIAA-CREF Lifecycle Index 2055 Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	60,984
Current Value	$ 1,828
Investment, Identifier [Axis]: Mutual funds | TIAA-CREF Lifecycle Index 2060 Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	75,633
Current Value	$ 1,766
Investment, Identifier [Axis]: Mutual funds | TIAA-CREF Lifecycle Index 2065 Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	30,873
Current Value	$ 518
Investment, Identifier [Axis]: Mutual funds | Vanguard Federal Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (in shares)	1,079,435
Current Value	$ 1,079